Shareholders' Equity (Tables)	12 Months Ended
Feb. 28, 2018
Equity [Abstract]
Schedule of Stock by Class

Number of Authorized Shares
2018
Common shares without par value	500,000,000

Preferred shares without par value	9,999,900
Series “A” preferred shares	1,000,000
Series “B” preferred shares	100
Series “C” preferred shares	1,000,000
Series “D” preferred shares	4,000,000
Series “E” preferred shares	4,000,000

20,000,000

Schedule of Disclosure of Share-based Compensation Arrangements by Share-based Payment Award

At February 28, 2018, stock options were outstanding and exercisable as follows:

Exercise Price	Number of Options Outstanding	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price (USD)	Number of Options Exercisable	Weighted Average Exercise Price (USD)
$2.45	447,000	2.25	$2.45	447,000	$2.45
$2.45	50,000	0.70	$2.45	50,000	$2.45
$3.00	80,000	0.32	$3.00	80,000	$3.00
$3.50	10,000	0.70	$3.50	10,000	$3.50
$3.50	55,000	1.50	$3.50	55,000	$3.50
$3.69	25,000	7.37	$3.69	25,000	$3.69
$6.20	2,000	0.10	$6.20	2,000	$6.20

	669,000			669,000

Schedule of Share-based Compensation, Stock Options, Activity

A summary of the Company’s stock option activity is as follows:

	Outstanding Options	Weighted Average Exercise Price (USD)
Options outstanding as at February 28, 2015	856,767	2.98
Granted	25,000	3.69
Expired	(1,767)	5.35

Options outstanding as at February 29, 2016	880,000	2.99
Cancelled	(12,000)	6.91

Options exercisable, February 28, 2017	868,000	2.94
Expired	(10,000)	15.75
Cancelled	(189,000)	3.20

Options exercisable, February 28, 2018	669,000	2.68
Options vested and expected to vest	669,000	2.68

Schedule of Stockholders' Equity Note, Warrants or Rights, Activity

A summary of the Company’s warrant activity and related information for the year ended February 28, 2018 is as follows:

	Outstanding Warrants	Weighted Average Exercise Price (USD)
Warrants outstanding at February 28, 2015 February 29, 2016 and February 27, 2017	25,000	3.40
Granted	—	—
Exercised	—	—
Expired (1)	(25,000)	3.40

Warrants outstanding at February 28, 2018	—	—

Schedule of Weighted Average Number of Shares

	2018	2017	2016
Weighted average shares – Basic EPS	2,802,412	2,820,647	2,880,882
Plus: incremental shares from assumed exercise of stock options	—	—	—

Weighted average shares – diluted EPS	2,802,412	2,820,647	2,880,882

Schedule of Earnings (Loss) per Common Share

	2018	2017	2016
Weighted average shares – Basic EPS	2,802,412	2,820,647	2,880,882
Plus: incremental shares from assumed exercise of stock options	—	—	—

Weighted average shares – diluted EPS	2,802,412	2,820,647	2,880,882

	2018	2017	2016
Net loss from continuing operations	$(830,115)	$(713,945)	$(1,192,226)
Net loss from discontinued operations	(2,557,034)	(5,795,744)	(111,058)

Net loss	$(3,387,149)	$(6,509,689)	$(1,303,284)

Change in fair value of dilutive stock options	—	—	—

Adjusted net loss	$(3,387,149)	$(6,509,689)	$(1,303,284)

Basic and diluted loss per common share

	2018	2017	2016
Continuing operations	(0.30)	$(0.25)	$(0.41)
Discontinued operations	(0.91)	(2.05)	(0.04)

Net basic earnings (loss) per common share	(1.21)	$(2.31)	$(0.45)